Earnings per share	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings per share
24.	Earnings per share

	2019	2018	2017
Profit attributed to controlling shareholders	177,079	126,338	27,310
Weighted average number of common shares issued (thousands)	53,802	53,750	57,241
Effect from dilution – shares (a)	306	64	352
Weighted average number of common shares issued adjusted by the dilution effect	54,108	53,813	57,593
Basic earnings per share	3.2913	2.3505	0.4771
Diluted earnings per share	3.2727	2.3477	0.4742

(a)	Refers to potential ordinary shares from the long-term incentive and stock option plans (Note 21).